Vessels- Activity Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Vessel [Roll Forward]
Vessel, Beginning Balance	$ 1,271,993	$ 1,507,918
Transfer from vessel under construction to and other additions	(1,296,706)	(199,059)
Property, Plant and Equipment, Additions	73,082	17,358
Depreciation, Depletion and Amortization	(48,369)	(54,224)	$ (56,607)
Vessel, Ending Balance	$ 0	$ 1,271,993	$ 1,507,918